Segment Information (Details) - Schedule of segment identifiable assets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated identifiable assets	$ 2,082	$ 5,292	$ 15,547
North America [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated identifiable assets	1,774	3,834	9,937
U.K. [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated identifiable assets	125	1,266	2,324
Other foreign markets [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated identifiable assets	$ 183	$ 192	$ 3,286